Equity	9 Months Ended
Sep. 30, 2022
Equity
Equity

24.Equity

24.1.Subscribed and paid–in capital

Ecopetrol’s authorized capital is $36,540,000, and is divided in 60,000,000,000 ordinary shares, of which 41,116,694,690 have been subscribed, represented by 11.51% (4,731,906,273 shares) of non-government entities and people, and 88.49% (36,384,788,417 shares) held by Government entities. The value of the reserve shares amounts to $11,499,933 comprised by 18,883,305,310 shares. As of September 30, 2022, and December 31, 2021, subscribed and paid-in capital is $25,040,067. There is no potential dilution of shares.

24.2.Additional and paid–in capital

It mainly corresponds to: (i) surplus with respect to its nominal value derived from the sale of shares upon capitalization in 2007, for $4,457,997, (ii) $31,377 the value generated by the process of placing the shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, (iii) surplus over nominal value arising from the sale of shares awarded in the second round, which took place in September 2011, in the amount of $2,118,468, and (iv) additional paid-in capital receivable of $(143).

24.3.Equity reserves

	September 30,	December 31,
	2022	2021
	(Unaudited)
Legal reserve	6,407,256	4,737,788
Fiscal and statutory reserves	509,082	509,082
Occasional reserves (1)	1,982,295	5,377,359
Total	8,898,633	10,624,229
(1)	Ecopetrol's General Shareholders' Meeting, held on March 30, 2022, approved the 2021 profit distribution project, and recognized a reserve of $8,889,900 (2021: $5,377,359) to support financial sustainability of the Company and flexibility in the development of its strategy. The Extraordinary General Assembly of June 17, 2022, approved the modification of the destination of a part of the occasional reserve to distribute it as an extraordinary dividend for $6,907,605.

The movement of the equity reserves in the periods ended September 30, is the following:

	September 30,	September 30,
	2022	2021

	(Unaudited)
Opening balance	10,624,229	9,635,136
Release of reserves	(5,886,441)	(5,066,156)
Appropriation of reserves	11,068,450	6,055,249
Dividends declared	(6,907,605)	—
Closing balance	8,898,633	10,624,229

24.4.Retained earnings and payment of dividends

The Group distributes dividends based on its financial statements prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The Ordinary General Assembly of Shareholders of Ecopetrol S.A., held on March 30, 2022, approved the profit distribution project for fiscal year 2021 and defined the distribution of dividends in the amount of $11,512,675 (distribution during 2021: $698,984). The due date for the payments of the ordinary and extraordinary dividends to the minority shareholders was April 21, 2022, and, throughout 2022, in the case of the majority shareholder.

Additionally, the Extraordinary General Assembly of Ecopetrol S.A. of June 17, 2022, approved the modification of the destination of a part of the occasional reserve to distribute it as an extraordinary dividend for $6,907,605. The payment was made in June 2022, for minority shareholders in a single payment, and for the majority shareholder, the entirety of this dividend was offset with the receivable account related to the Fuel Price Stabilization Fund, therefore, did not imply a cash outflow.

As of September 30, 2022, dividends of $11,186,951 (2021: $1,424,456) were paid by the following companies within the Ecopetrol Group: Ecopetrol S.A. $10,037,445 (2021: $696,387), Interconexión eléctrica S.A. E.S.P $356,773, Oleoducto Central S.A. $516,284 (2021: $484,829), Inversiones de Gases de Colombia S.A. $126,161 (2021: $103,203), Oleoducto de los Llanos Orientales S.A. $104,205 (2021: $99,263) and Oleoducto de Colombia S.A. $46,083 (2021: $40,774).

24.5.Other comprehensive income

The following is the composition of the other comprehensive results attributable to the shareholders of the parent company, net of deferred income tax:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Foreign currency translation and others (1)	25,569,813	17,244,256
Hedges of a net investment in a foreign operation	(7,919,862)	(4,364,466)
Loss on defined benefit obligation	(1,555,320)	(517,278)
Cash flow hedging - Future crude oil exports	(2,540,214)	(945,250)
Cash flow hedging - Derivative financial instruments	(20,687)	(61,502)
Financial instruments measured at fair value	725	2,134
	13,534,455	11,357,894

(1)The variation mainly corresponds to the increase in the exchange rate during 2022.

24.6.Earnings per share

	September 30,
	2022	2021

	(Unaudited)
Profit attributable to Ecopetrol’s shareholders	24,770,909	10,217,081
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	602.5	248.5